787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

December 26, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                             Preliminary Proxy Materials for Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc. (Investment Company Act File No. 811-08076)

Ladies and Gentlemen:

On behalf of Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc. (the “Fund”), we hereby transmit for filing pursuant to the Securities Exchange Act of 1934, as amended (“1934 Act”), and the Investment Company Act of 1940, as amended, the preliminary proxy materials consisting of the Notice of Special Meeting of Shareholders, the Proxy Statement and the Form of Proxy Card relating to a Special Meeting of Shareholders of the Fund to be held on March 14, 2013 (the “Meeting”).

As set forth in the proxy materials, the Meeting is being held to seek shareholder approval of a proposal to remove the Fund’s fundamental policy to invest, under normal market conditions, at least 65% of its total assets in equity securities of telecommunications companies in emerging markets and its fundamental investment restriction to concentrate its investments in the telecommunications industry.

Please be advised, in accordance with the requirements of Rule 14a-6(d) under the 1934 Act, that we propose to prepare definitive materials and mail those materials to shareholders of the Fund on the earliest date practicable.  We would therefore appreciate receiving any comments of the Commission’s staff on the enclosed preliminary proxy materials as soon as possible so as to facilitate these arrangements.

If you have any questions or comments regarding the enclosed materials, please call the undersigned at (212) 728-8510.

Sincerely,

/s/ Anthony Geron

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME    FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

Anthony Geron

Enclosures

cc:                                Rose F. DiMartino, Willkie Farr & Gallagher LLP

Lucia Sitar, Aberdeen Asset Management Inc.

Joseph Andolina, Aberdeen Asset Management Inc.